Fair Value Mesurements (Details) - Schedule of summary of the changes in the fair value of our Level 3 financial instruments - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
SAFE [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	$ 27,207	$ 325
Issuance of SAFE	4,000	1,675		325
Change in fair value	2,776	25,207
Balance ending	33,983	27,207		325
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	19,346	383
Issuance of investors warrants				286
Change in fair value	1,768	17,819		97
Balance ending	21,114	19,346		383
Issuance of Discount warrants		1,144
FCA [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	203
Issuance of FCA		256
Change in fair value	(203)	(12)
Exercise of FCA		(65)
Balance ending		203
Reduced Principal Payment Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	16
Issuance of FCA		16
Change in fair value	(11)		[1]
Exercise of FCA
Balance ending	$ 5	$ 16

[1]	Represents an amount lower than $1.